INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) — 34.9%
Communication Services — 4.5%
646,944	iHeartCommunications Inc., Initial Term Loan, 1st Lien, 05/01/26	651,906
971,317	TerreStar Corporation, Term Loan A, cash/11.000% PIK 02/27/20 (b)(c)	971,317
22,777	TerreStar Corporation, Term Loan C, cash/11.000% PIK 02/27/20 (b)(c)	22,777

		1,646,000

Energy — 9.7%
	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien,
3,738,682	LIBOR USD 3 Month+7.250%, 04/11/23	2,824,780
	Traverse Midstream Partners LLC, Term Loan,
835,835	LIBOR USD 3 Month+4.000%, 09/27/24	741,803

		3,566,583

Housing — 2.4%
	84 Lumber Company, Term Loan B-1,
889,671	LIBOR USD 3 Month+5.250%, 10/25/23	894,680

Information Technology — 1.5%
	Procera Networks, Inc., Initial Term Loan,
555,882	LIBOR USD 3 Month+4.500%, 10/30/25	555,188

Retail — 4.7%
	Academy, Ltd., Initial Term Loan,
2,433,978	LIBOR USD 3 Month+4.000%, 07/01/22	1,712,474

Service — 4.7%
	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien,
2,000,000	LIBOR USD 3 Month+6.500%, 07/25/22	1,738,890

Transportation — 3.0%
	Gruden Acquisition, Inc., Incremental Term Loan, 1st Lien,
612,622	LIBOR USD 3 Month+5.500%, 08/18/22	611,090
	Kenan Advantage, Cov-Lie, Initial Term Loan, 1st Lien,
402,893	07/29/22	383,923
95,809	Kenan Advantage, Initial Term Loan B, 07/29/22	91,298

		1,086,311

Utilities — 4.4%
	Granite Acquisition, Inc., Term Loan B, 2nd Lien,
1,623,513	LIBOR USD 3 Month+7.250%, 12/19/22	1,626,962

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
Utilities (continued)
15,190,310	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan, (d)	15,190

		1,642,152

	Total U.S. Senior Loans (Cost $15,340,042)	12,842,278

Common Stocks — 18.6%

Shares
Communication Services — 6.7%
62,493	Clear Channel Outdoor Holdings, Inc., Class A (e)	157,482
34,625	iHeartMedia, Inc. (e)	519,375
6,369	Metro-Goldwyn-Mayer, Inc. (f)	385,325
5,082	TerreStar Corporation (b)(c)(e)(f)	1,412,948

		2,475,130

Consumer Discretionary — 5.4%
374	Toys ‘R’ Us (e)	98,556
374	Tru Kids, Inc. (e)	1,872,535

		1,971,091

Financials — 0.0%
11,732	Ditech Holding Corp. (e)	775

Information Technology — 0.6%
20,000	Avaya Holdings Corp. (e)	204,600

Materials — 2.3%
105,492	MPM Holdings, Inc. (e)	527,460
6,632	Omnimax International, Inc. (b)(c)(e)	323,489

		850,949

Utilities — 3.6%
50,000	Vistra Energy Corp.	1,336,500

	Total Common Stocks (Cost $10,193,174)	6,839,045

Principal Amount ($)
Corporate Bonds & Notes — 15.5%
Energy — 0.6%
	Ocean Rig UDW, Inc.
2,437,000	7.25%, 04/01/19 (b)(c)(g)(h)	168,153
	Rex Energy Corp.
4,000,000	8.00%, 10/03/19 (g)	20,000
	Sable Permian Resources Land
464	7.38%, 11/01/21 (h)	72

		188,225

Healthcare — 2.2%
	Surgery Center Holdings
900,000	6.75%, 07/01/25 (h)	812,250

Information Technology — 0.0%
	Avaya, Inc.
2,500,000	10.50%, 03/01/21 (b)(g)	—

Utilities — 12.7%
	Bruce Mansfield Unit 1 2007 Pass-Through Trust
2,950,685	6.85%, 06/01/34 (g)	2,319,554

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2019	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
Utilities (continued)
	Pacific Gas & Electric
2,000,000	6.05%, 03/01/34 (g)	2,280,000
	Texas Competitive Electric Holdings Co., LLC
21,813,000	10.25%, 11/01/15 (d)(g)	110,155
467,000	cash/0% PIK10.50%, 11/01/16 (g)	2,359

		4,712,068

	Total Corporate Bonds & Notes (Cost $7,411,934)	5,712,543

Shares
Preferred Stock — 8.4%
Financials — 8.4%
75,520	Federal Home Loan Mortgage 8.38%(e)	988,557
76,690	Federal National Mortgage Association 8.25%(e)	1,023,811
1,500	Grayson CLO, Ltd. , 11/01/2021(i)	606,360
1,000	Westchester CLO, Ltd. , 08/01/2022(i)	455,987

	Total Preferred Stock (Cost $3,443,328)	3,074,715

Principal Amount ($)
Collateralized Loan Obligations — 3.8%
	Acis CLO, Ltd., Series 2014-5A, Class E1
1,000,000	ICE LIBOR USD 3 Month+6.520%, 8.77%, 11/1/2026 (h)(j)	800,000
	Highland Park CDO I, Ltd., Series 2006-1A, Class A2
182,217	LIBOR USD 3 Month+0.400%, 3.05%, 11/25/2051 (h)(j)(l)	181,596
	Vibrant Clo V, Series 2016-5A, Class E
500,000	ICE LIBOR USD 3 Month+7.000%, 9.28%, 1/20/2029 (h)(j)	421,300

	Total Collateralized Loan Obligations (Cost $1,582,580)	1,402,896

Master Limited Partnership — 2.7%
Energy — 2.7%
75,000	Energy Transfer LP	981,000

	Total Master Limited Partnerships (Cost $1,064,548)	981,000

Corporate Obligations — 1.5%
Communication Services — 1.5%
	iHeartCommunications, Inc.
186,318	6.38%, 05/01/26	202,155
339,933	8.38%, 05/01/27	368,929

	Total Corporate Obligations (Cost $1,019,649)	571,084

Units		Value ($)
Rights — 0.6%
Utilities — 0.6%
253,272	Texas Competitive Electric Holdings Co., LLC	224,146

	Total Rights (Cost $838,632)	224,146

Warrants — 0.1%
Communication Services — 0.1%
1,437	iHeartCommunications, Inc., Expires 05/01/2039	20,972

Financials — 0.0%
35,850	Ditech Holding Corp., Expires 02/09/2028	188

	Total Warrants (Cost $25,526)	21,160

Principal Amount ($)
Foreign Corporate Bonds & Notes — 0.0%
Netherlands — 0.0%
	Celtic Pharma Phinco BV,
317,982	17.00%, (b)(g)	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	—

Shares
Cash Equivalents — 13.7%
Money Market Fund(k) — 13.7%
5,050,201	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.810%	5,050,201

	Total Cash Equivalents (Cost $5,050,201)	5,050,201

Total Investments — 99.8% (Cost $46,182,175)		36,719,068

Other Assets & Liabilities, Net — 0.2%		56,751

Net Assets — 100.0%		36,775,818

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2019	Highland Opportunistic Credit Fund

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of September 30, 2019, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.02% and 2.09%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(b)

Securities with a total aggregate value of $2,898,684, or 7.9% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,898,684, or 7.9% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2019. Please see Notes to Investment Portfolio.

(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	Non-income producing security.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stock	12/20/2010	$238,560	$385,325	1.0%
TerreStar Corporation	Common Stock	12/12/2014	$1,456,829	$1,412,948	3.8%

(g)	The issuer is, or is in danger of being, in default of its payment obligation.
(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $2,383,371 or 6.5% of net assets.

(i)	There is currently no rate available.

(j)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.02% and 3 months equal to 2.09%.

(k)	Rate shown is 7 day effective yield.
(l)	Securities of collateral loan obligations where an affiliate of the Investment Advisor serves as collateral manager.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland Merger Arbitrage

Shares		Value ($)
Common Stocks — 95.7%
Energy — 12.8%
32,805	Buckeye Partners (a)	1,347,958
59,110	C&J Energy Services, Inc. (a)(b)	634,250
21,500	PDC Energy (b)	596,625
74,517	SemGroup Corp., Class A (a)	1,217,608

		3,796,441

Financials — 35.2%
35,000	Acamar Partners Acquisition (a)(b)	348,600
2,802	Bancorp of New Jersey (a)(b)	47,326
26,325	Brookfield Asset Management, Inc., Class A	1,397,614
88,325	Carolina Trust Bancshares (a)(b)	926,529
39,555	ChaSerg Technology Acquisition Corp. (b)	421,261
7,003	ChaSerg Technology Acquisition Corp., Class A (a)(b)	70,100
15,000	Churchill Capital II (b)	157,650
25,278	DNB Financial (a)	1,125,124
74,919	Gores Holdings III, Class A (a)(b)	757,431
57,500	Haymaker Acquisition II (b)	593,975
21,025	Hennessy Capital Acquisition IV, Class A (a)(b)	210,250
27,000	LF Capital Acquisition Corp., Class A (a)(b)	277,020
6,001	Monocle Acquisition (a)(b)	60,250
19,801	Oaktree Acquisition (b)	201,178
6,500	SBT Bancorp, Inc. (a)	333,288
67,859	Stewardship Financial (a)	1,061,993
3,600	SunTrust Banks	247,680
33,394	Tiberius Acquisition Corp. (a)(b)	342,622
18,900	Trident Acquisitions Corp. (a)(b)	196,371
45,273	Two River Bancorp (a)	939,868
65,400	Valley National Bancorp (a)	710,898

		10,427,028

Healthcare — 6.3%
29,500	Cambrex (a)(b)	1,755,250
400	WellCare Health Plans (a)(b)	103,668

		1,858,918

Industrials — 19.2%
13,400	Advanced Disposal Services (b)	436,438
14,175	Genesee & Wyoming, Class A (a)(b)	1,566,479
74,777	Milacron Holdings (a)(b)	1,246,532
81,668	Navigant Consulting (a)	2,282,621
13,000	NRC Group Holdings (a)(b)	161,720

		5,693,790

Information Technology — 14.0%
43	II-VI (b)	1,511
69,984	MAM Software Group (a)(b)	845,407
96,702	Monotype Imaging Holdings (a)(b)	1,915,667
11,450	Nanometrics (b)	373,499
50,000	Pivotal Investment II (b)	509,000
7,000	Pivotal Software, Class A (a)(b)	104,440
24,700	Presidio	417,430

		4,166,954

Shares		Value ($)
Materials — 1.6%
47,404	OMNOVA Solutions (b)	477,358

Real Estate — 6.6%
57,781	Zayo Group Holdings, Inc. (a)(b)	1,958,776

	Total Common Stocks (Cost $28,181,683)	28,379,265

Units
Warrants — 0.1%
Financials — 0.1%
1,088	ChaSerg Technology Acquisition Corp., Expires 10/03/2023(b)	1,103
12,500	Gores Holdings III, Expires 09/14/2023(b)	18,750

		19,853

	Total Warrants (Cost $18,840)	19,853

Shares
Cash Equivalents — 1.1%
Money Market Fund (c) — 1.1%
340,502	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.810%	340,502

	Total Cash Equivalents (Cost $340,502)	340,502

Total Investments — 96.9% (Cost $28,541,025)		28,739,620

Securities Sold Short— (29.5)%
Master Limited Partnership — (2.4)%
Energy — (2.4)%
(54,288)	Energy Transfer LP	(710,087)

	Total Master Limited Partnerships (Proceeds $728,751)	(710,087)

Common Stocks — (27.1)%
Consumer Discretionary — (0.5)%
(3,469)	International Speedway, Class A	(156,140)

Energy — (4.1)%
(95,025)	Keane Group (d)	(575,852)
(136,076)	SRC Energy (d)	(634,114)

		(1,209,966)

Financials — (17.0)%
(4,662)	BB&T Corp.	(248,811)
(22,921)	Brookfield Asset Management, Inc. (d)	(1,216,876)
(1,500)	Brookfield Asset Management, Inc., Class A	(79,635)
(23,861)	Carolina Financial	(848,020)
(1,655)	ConnectOne Bancorp	(36,741)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2019	Highland Merger Arbitrage

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
Financials (continued)
(30,070)	OceanFirst Financial	(709,652)
(40,875)	Oritani Financial	(723,283)
(32,353)	S&T Bancorp	(1,181,855)

		(5,044,873)

Healthcare — (0.2)%
(1,314)	Centene (d)	(56,843)

Industrials — (2.1)%
(12,014)	Hillenbrand	(370,992)
(4,007)	US Ecology	(256,208)

		(627,200)

Information Technology — (1.3)%
(44)	II-VI (d)	(1,549)
(14,314)	Rudolph Technologies (d)	(377,317)

		(378,866)

Real Estate — 0.0%
(161)	Park Hotels & Resorts	(4,020)

Utilities — (1.9)%
(5,333)	Connecticut Water Service	(373,630)
(2,700)	El Paso Electric	(181,116)

		(554,746)

	Total Common Stocks (Proceeds $7,881,720)	(8,032,654)

	Total Securities Sold Short - (29.5)% (Proceeds $8,610,471)	(8,742,741)

Other Assets & Liabilities, Net (e) — 32.6%		9,652,019

Net Assets — 100.0%		29,648,898

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $15,898,255.
(b)	Non-income producing security.
(c)	Rate shown is 7 day effective yield.
(d)	No dividend payable on security sold short.
(e)	As of September 30, 2019, $3,320,577 in cash was segregated or on deposit with the broker to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2019	Highland Merger Arbitrage

The Fund had the following swap contracts, for which $650,000 was pledged as collateral, open at September 30, 2019:

Swap contracts outstanding as of September 30, 2019 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Market Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market	Unrealized Appreciation/ (Depreciation)
Long Equity TRS
Altran Technologies Sa	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	July 8, 2020	EUR	212,690	213,779	109	$980	$1,089
Australian Unity Office Fund	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	October 2, 2020	AUD	2,630	2,634	1	3	4
Aveo Group	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	September 21, 2020	AUD	501,470	502,802	263	1,069	1,332
Buckeye Partners LP	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	May 13, 2020	USD	709,389	708,885	378	(882)	(504)
Credible Labs Inc	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	October 2, 2020	AUD	222,113	221,557	112	(668)	(556)
Dnb Financial Corp	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	July 1, 2020	USD	57,250	57,997	6	741	747
Dream Global Rea	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	September 18, 2020	CAD	2,768,351	2,772,929	631	3,947	4,578
Telford Homes Plc	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	August 19, 2020	GBP	131,283	131,619	64	272	336
Gbst Holdings Ltd	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	September 15, 2020	AUD	1,360	1,366	1	5	6
Nrc Group Holdings Corp	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	July 22, 2020	USD	89,130	91,347	41	2,176	2,217
Valener Inc	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	May 15, 2020	CAD	1,501,490	1,503,651	444	1,717	2,161
Westjet Airlines Ltd	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	June 10, 2020	CAD	1,332,807	1,330,083	725	(3,449)	(2,724)

									$5,911	$8,685